H4 Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
H4 Related party transactions

Related party transactions

SEK billion	2025	2024	2023

Sales to Ericsson Nikola Tesla	0.4	0.4	0.4

Purchases from Ericsson Nikola Tesla	1.5	1.6	1.6
IAS 24, ”Related Party Disclosures” requires disclosure of related party relationships, transactions and outstanding balances.
During 2025, various minor related party transactions were executed pursuant to contracts based on terms customary in the industry and negotiated on an arm’s length basis. The main related party transactions related to Ericsson Nikola Tesla d.d located in Croatia, where Ericsson holds 49.07% of the shares. For information regarding equity and Ericsson’s share of assets, liabilities and income in associated companies, see note E3 ”Investments in associated companies.”
For information regarding transactions with the Board of Directors and Group management, see note G2 ”Information regarding members of the Board of Directors and Group management.”
For information about the Company’s pension trusts, see note G1 ”Post-employment benefits.”